Investment in a Joint Venture (Tables)	12 Months Ended
Dec. 31, 2025
Investment in a Joint Venture [Abstract]
Schedule of Investment in a Joint Venture
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Share of net assets	32,717	33,030	4,723

Schedule of Group’s Principal Joint Venture

Particulars of the Group’s principal joint venture are as follows:

Name	Place of registration and business	Registered share capital	Percentage of ownership interest		Principal activities
		RMB

Suzhou Ascentage Harvest Venture Capital LLP* (“Ascentage Harvest”)	PRC	360,000	33.42	%**	Investment in Biotechnology companies
*	The English name of the company registered in the PRC represents the best efforts made by the management of the Company in directly translating the Chinese name of this Company as no English name has been registered.

**	The Group holds two of three representatives in the committee that directs the relevant activities of Ascentage Harvest. As a result, the Group has significant influence over the financial and operating policy decisions of Ascentage Harvest.

Schedule of Information of the Group’s Joint Venture

The following table illustrates the summarized financial information of the Group’s joint venture:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Share of the joint venture’s (loss)/gain for the year	(281)	314	45
Share of the joint venture’s total comprehensive (loss)/gain for the year	(281)	314	45
Aggregate carrying amount of the Group’s investment in the joint venture	32,717	33,030	4,723